Share-Based Compensation (Details) - USD ($)						1 Months Ended						12 Months Ended
	Aug. 11, 2015	Aug. 21, 2014	Mar. 18, 2014	Dec. 16, 2013	Dec. 01, 2013	Aug. 31, 2015	Jan. 31, 2014	Nov. 30, 2013	Aug. 31, 2013	Nov. 30, 2012	Oct. 31, 2010	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2006
Leju Plan
Share-Based Compensation
Expiration period								10 years
Leju Plan | Maximum
Share-Based Compensation
Number of shares that may be issued as a percentage of total outstanding shares								8.00%
Leju Plan | Employees Share Options
Share-Based Compensation
Exercise price of shares granted (in dollars per share)												$ 6.38
Assumptions used in the binomial model
Risk-free rate of return (as a percent)												2.14%		2.98%
Contractual life of option												10 years		10 years
Estimated volatility rate (as a percent)												62.82%		56.74%
Dividend yield (as a percent)												2.56%		0.00%
Additional disclosure
Weighted-average grant-date fair value of options granted (in dollars per share)												$ 3.44		$ 2.21
Total intrinsic value of options exercised												$ 949,907	$ 1,668,693
Total unrecognized compensation expense												$ 11,525,658
Weighted-average period over which cost is expected to be recognized												2 years 1 month 17 days
Leju Plan | Employees Share Options | Group's employees
Share-Based Compensation
Award vesting period												3 years
Expiration period												10 years
Options granted for purchase of shares												2,517,000
Leju Plan | Employees Share Options | Certain Group's Employees and E-House's Employees
Share-Based Compensation
Award vesting period					3 years
Expiration period					10 years
Options granted for purchase of shares					7,192,000
Exercise price of shares granted (in dollars per share)					$ 4.60
Leju Plan | Employees Share Options | Minimum | Group's employees
Share-Based Compensation
Exercise price of shares granted (in dollars per share)												$ 5.54
Leju Plan | Employees Share Options | Maximum | Group's employees
Share-Based Compensation
Exercise price of shares granted (in dollars per share)												$ 9.68
Leju Plan | Restricted Shares
Additional disclosure
Total unrecognized compensation expense												$ 4,384,344
Weighted-average period over which cost is expected to be recognized												1 year 2 months 9 days
Leju Plan | Restricted Shares | Group's employees, directors and officers
Share-Based Compensation
Award vesting period		8 months	3 years
Granted (in shares)		229,400	866,000
Leju Plan | Leju Replacement Restricted Shares
Share-Based Compensation
Exercise price of shares granted (in dollars per share)				$ 4.60			$ 4.60
Number of replacement awards exchanged with replaced awards (in shares)				600,000			60,000
E-House Plan
Share-Based Compensation
Number of shares authorized															3,636,364
Number of shares that may be issued as a percentage of total outstanding shares															5.00%
Award grant period															3 years
Additional number of shares authorized									6,644,659	1,273,000	4,013,619
Expiration period															10 years
E-House Plan | Employees Share Options
Additional disclosure
Total intrinsic value of options exercised												$ 1,745,007	$ 23,679,729	$ 25,248,554
Total unrecognized compensation expense												$ 0
E-House Plan | Restricted Shares
Share-Based Compensation
Award vesting period												3 years
Granted (in shares)												0	1,439,000	1,303,000
Additional disclosure
Total unrecognized compensation expense												$ 11,558,404
Weighted-average period over which cost is expected to be recognized												1 year 6 months 11 days
Omnigold Plan
Share-Based Compensation
Number of shares authorized												5,000,000
Number of shares that may be issued as a percentage of total outstanding shares												5.00%
Additional disclosure
Weighted-average grant-date fair value of options granted (in dollars per share)						$ 0.30
Total unrecognized compensation expense												$ 545,884
Weighted-average period over which cost is expected to be recognized												2 years 7 months 10 days
Omnigold Plan | Employees Share Options
Share-Based Compensation
Award vesting period	3 years
Expiration period	10 years
Options granted for purchase of shares	2,400,000
Exercise price of shares granted (in dollars per share)	$ 1.50											$ 1.50
Assumptions used in the binomial model
Risk-free rate of return (as a percent)												3.33%
Contractual life of option												10 years
Estimated volatility rate (as a percent)												63.69%
Dividend yield (as a percent)												0.00%